CERTIFICATION OF
                            STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                            STRONG DOW 30 VALUE FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                              STRONG INDEX 500 FUND
                           STRONG LARGE CAP CORE FUND
                         STRONG MID CAP DISCIPLINED FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Mid Cap Growth, Strong Advisor Small Cap Value, Strong Dow 30 Value, Strong Enterprise, Strong Growth, Strong Growth 20, Strong Index 500, Strong Large Cap Core, Strong Mid Cap Disciplined, Strong Technology 100, Strong U.S. Emerging Growth, and Strong Value Funds' Prospectuses and Statements of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 44 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Mid Cap Growth, Strong Advisor Small Cap Value, Strong Dow 30 Value, Strong Enterprise, Strong Growth, Strong Growth 20, Strong Index 500, Strong Large Cap Core, Strong Mid Cap Disciplined, Strong Technology 100, Strong U.S. Emerging Growth, and Strong Value Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG EQUITY FUNDS, INC.





                                            /S/ GILBERT L. SOUTHWELL III
                                            ------------------------------------
                                            By:      Gilbert L. Southwell III
                                            Title: Assistant Secretary


Dated: May 6, 2002